Condensed Consolidated Balance Sheets - USD ($) $ in Millions	Sep. 30, 2024	Mar. 31, 2024
Current assets:
Cash and cash equivalents	$ 1,498	$ 1,923
Short-term investments	860	1,000
Accounts receivable, net (including receivables from related parties of $164 and $182 as of September 30, 2024 and March 31, 2024, respectively)	1,006	781
Contract assets (including contract assets from related parties of $55 and $22 as of September 30, 2024 and March 31, 2024, respectively)	454	336
Prepaid expenses and other current assets	246	157
Total current assets	4,064	4,197
Non-current assets:
Property and equipment, net	291	215
Operating lease right-of-use assets	232	205
Equity investments (including investments held at fair value of $561 and $573 as of September 30, 2024 and March 31, 2024, respectively)	796	741
Goodwill	1,641	1,625
Intangible assets, net	184	152
Deferred tax assets	351	282
Non-current portion of contract assets	273	240
Other non-current assets	254	270
Total non-current assets	4,022	3,730
Total assets	8,086	7,927
Current liabilities:
Accrued compensation and benefits	104	298
Tax liabilities	148	147
Contract liabilities (including contract liabilities from related parties of $107 and $107 as of September 30, 2024 and March 31, 2024, respectively)	218	198
Operating lease liabilities	29	27
Other current liabilities (including payables to related parties of $12 and $7 as of September 30, 2024 and March 31, 2024, respectively)	400	835
Total current liabilities	899	1,505
Non-current liabilities:
Non-current portion of accrued compensation	21	20
Deferred tax liabilities	131	135
Non-current portion of contract liabilities	704	717
Non-current portion of operating lease liabilities	229	194
Other non-current liabilities	90	61
Total non-current liabilities	1,175	1,127
Total liabilities	2,074	2,632
Commitments and contingencies (Note 12)
Shareholders’ equity:
Ordinary shares, $0.001 par value; 1,088 shares authorized and 1,051 shares issued and outstanding as of September 30, 2024; and 1,088 shares authorized and 1,040 shares issued and outstanding as of March 31, 2024	2	2
Additional paid-in capital	2,519	2,171
Accumulated other comprehensive income (loss)	410	371
Retained earnings	3,081	2,751
Total shareholders’ equity	6,012	5,295
Total liabilities and shareholders’ equity	$ 8,086	$ 7,927